Share based compensation - Summary of activities of the share options (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of share options
Outstanding at the beginning	6,673,254
Grant	1,143,776
Forfeiture	(100,060)
Exercise	(1,772,148)
Outstanding at the end	5,944,822	6,673,254
Exercisable	4,792,154
Weighted average exercise price
Outstanding at the beginning	¥ 2.57
Grant	1.61
Forfeiture	1.87
Exercise	1.66
Outstanding at the end	2.67	¥ 2.57
Exercisable	¥ 2.9
Weighted remaining contractual years and aggregate intrinsic value
Weighted remaining contractual years - Outstanding	8 years 3 months 7 days	8 years 11 months 4 days
Weighted remaining contractual years - Exercisable	8 years 3 months 3 days
Aggregate intrinsic value - Outstanding	¥ 37,426	¥ 21,475
Aggregate intrinsic value - Exercisable	¥ 29,067
Weighted average grant date fair value	¥ 34.58	¥ 34.78	¥ 22.32